Cover	Aug. 29, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 29, 2022
Current Fiscal Year End Date	--04-01
Entity File Number	1-12696
Entity Registrant Name	PLANTRONICS, INC.
Entity Central Index Key	0000914025
Entity Tax Identification Number	77-0207692
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	345 Encinal Street
Entity Address, City or Town	Santa Cruz
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95060
City Area Code	831
Local Phone Number	426-5858
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	POLY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false